Debt - Schedule of Reconciliation of the Beginning and Ending Balances for the Convertible Knight Note (Details) - USD ($)		1 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jan. 31, 2023	Sep. 30, 2024	Dec. 31, 2023
Schedule of Reconciliation of the Beginning and Ending Balances for the Convertible Knight Note [Abstract]
Beginning balance
Fair value at modification date - January 9, 2023				21,520,650
Fair value - mark to market adjustment				(5,379,269)
Accrued interest recognized				1,293,549
Extinguishment of Promissory Notes	$ (223,077)	$ (839,887)	$ (614,670)	(17,434,930)
Ending balance